Financial Instruments - Summary of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 1,816.9	$ 1,818.3	$ 1,883.1
Financial investments	664.4	816.4
Guarantee deposits		3.0
Trade accounts receivable, net	205.2	189.0
Customer and commercial financing	101.2	32.0
Derivative financial instruments	11.1	0.1
Other assets	60.3	50.7
Financial assets	2,859.1	2,909.5
LIABILITIES
Loans and financing	3,203.2	4,026.9	4,448.0	$ 91.0
Trade accounts payable	739.5	495.2
Trade accounts payable supplier finance	27.5	14.8
Other payables	371.0	317.6
Lease liability	71.0	63.8	$ 64.7	$ 38.6
Derivative financial instruments	97.5	5.9
Other liabilities	172.8	158.2
Financial liabilities	4,682.5	5,082.4
Fair value of the other financial instruments [member]
ASSETS
Cash and cash equivalents		2.3
Financial investments	313.9	737.0
Derivative financial instruments	11.1	0.1
Financial assets	325.0	739.4
LIABILITIES
Loans and financing	6.4
Other payables	31.0	17.1
Derivative financial instruments	97.5	5.9
Financial liabilities	134.9	23.0
Fair value [member]
ASSETS
Cash and cash equivalents	1,816.9	1,816.0
Financial investments	350.5	79.4
Guarantee deposits		3.0
Trade accounts receivable, net	205.2	189.0
Customer and commercial financing	101.2	32.0
Other assets	60.3	50.7
Financial assets	2,534.1	2,170.1
LIABILITIES
Loans and financing	3,196.8	4,026.9
Trade accounts payable	739.5	495.2
Trade accounts payable supplier finance	27.5	14.8
Other payables	340.0	300.5
Lease liability	71.0	63.8
Other liabilities	172.8	158.2
Financial liabilities	4,547.6	5,059.4
Level 1 [member] | Total [member]
ASSETS
Financial assets	0.0
LIABILITIES
Derivative financial instruments	7.7
Financial liabilities	7.7
Level 2 [member] | Total [member]
ASSETS
Cash and cash equivalents		2.3
Financial investments	217.4	642.1
Derivative financial instruments	11.1	0.1
Financial assets	228.5	644.5
LIABILITIES
Loans and financing	6.4
Derivative financial instruments	89.8	5.9
Financial liabilities	96.2	5.9
Level 3 [member] | Total [member]
ASSETS
Financial investments	96.5	94.9
Financial assets	96.5	94.9
LIABILITIES
Other payables	31.0	17.1
Financial liabilities	$ 31.0	$ 17.1